FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets:
Available-for-sale marketable securities	$ 33,190	$ 26,470
Foreign currency derivative contracts	2,909	584
Liabilities:
Foreign currency derivative contracts	(135)	(224)
Total financial net assets	35,964	26,830
Level 1 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Foreign currency derivative contracts	0	0
Total financial net assets	0	0
Level 2 [Member]
Assets:
Available-for-sale marketable securities	33,190	26,470
Foreign currency derivative contracts	2,909	584
Liabilities:
Foreign currency derivative contracts	(135)	(224)
Total financial net assets	35,964	26,830
Level 3 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Foreign currency derivative contracts	0	0
Total financial net assets	$ 0	$ 0